Equity (Details) - Schedule of restricted stock unit activities - RSU [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Equity (Details) - Schedule of restricted stock unit activities [Line Items]
Amount of options, Unvested | shares	238,005
Weighted Average Grant-Date Fair Value, Unvested | $ / shares	$ 24.45
Amount of options, Granted | shares	74,222
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 29.96
Amount of options, Vested | shares	(43,451)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 24.45
Amount of options, Expired and forfeited | shares	(65,020)
Weighted Average Grant-Date Fair Value, Expired and forfeited | $ / shares	$ 24.47
Amount of options, Unvested | shares	203,756
Weighted Average Grant-Date Fair Value, Unvested | $ / shares	$ 26.46